Stock Based Compensation Textual (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 10,800,000	$ 12,200,000	$ 6,900,000
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount	200,000	700,000	700,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 14,100,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 2 months
Employee Service Share-based Compensation, Cash Flow Effect, Cash Used to Settle Awards	$ 4,800,000	2,000,000	1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 10,500,000	$ 5,100,000	$ 2,900,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 18.08
2013 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	625,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 84.53	$ 73.20	$ 68.35
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	3 years	3 years	3 years
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0	108,198
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	6 years
Proceeds from Stock Options Exercised	$ 400,000	$ 0
Minimum | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year
Minimum | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	1 year 1 month 8 days
Maximum | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Maximum | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	2 years 3 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	2 years 1 month 8 days
Risk Free Rate [Member] | Minimum | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	3 months
Risk Free Rate [Member] | Maximum | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	3 years
Volatility [Member] | Minimum | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	3 years	2 years	1 year
Volatility [Member] | Maximum | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	1 year	1 year	2 years